Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, NetProperty and equipment, net consisted of the following:

	December 31,
	2021	2020
Computer hardware	$45,510	$38,253
Leasehold improvements	11,578	21,614
Furniture, fixtures and equipment	34,709	13,201
Capital office leases - finance lease asset(1)	30,560	—
Other	2,334	—
Total property and equipment, gross	124,691	73,068
Accumulated depreciation	(40,842)	(36,801)
Total property and equipment, net	$83,849	$36,267

(1) See Note 7 - Leases for additional information.
Depreciation amounted to $13,996, $12,709 and $9,181 for the years ended December 31, 2021, 2020 and 2019, respectively, and there were $5,491 of impairment charges related to leasehold improvements during the year ended December 31, 2021.